Intangible Assets, Net	9 Months Ended
Sep. 30, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.	Intangible Assets, Net
The following is a summary of intangible assets, net:

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Net carrying value

	RMB in thousands
Licensed copyrights of content	5,567,213	(3,245,622)	2,321,591
License rights of mobile games	455,687	(229,559)	226,128
Intellectual property and others	1,674,232	(386,351)	1,287,881

Total	7,697,132	(3,861,532)	3,835,600

	As of September 30, 2022
	Gross carrying value	Accumulated amortization	Net carrying value

	RMB in thousands
Licensed copyrights of content	7,035,303	(4,331,825)	2,703,478
License rights of mobile games	423,268	(286,043)	137,225
Intellectual property and others	2,332,959	(589,248)	1,743,711

Total	9,791,530	(5,207,116)	4,584,414

Amortization expenses were RMB1,348.5 million and RMB 1,936.4 million for the nine months ended September 30, 2021 and 2022, respectively. No impairment charge was recognized for any of periods presented.